Reconciliations of the Differences Between Basic and Diluted Net Income (Loss) per Share (Detail) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Earnings Per Share Disclosure [Line Items]
Net income (loss) attributable to Toyota Motor Corporation, basic	$ 4,909	¥ 408,183	¥ 209,456	¥ (436,937)
Effect of dilutive securities
Assumed exercise of dilutive stock options	0	0		0
Net income (loss) attributable to Toyota Motor Corporation, diluted	$ 4,909	¥ 408,183	¥ 209,456	¥ (436,937)
Weighted-average shares, basic	3,135,881	3,135,881	3,135,986	3,140,417
Effect of dilutive securities
Assumed exercise of dilutive stock options	34	34	12
Weighted-average shares, diluted	3,135,915	3,135,915	3,135,998	3,140,417
Net income (loss) attributable to Toyota Motor Corporation per share, basic	$ 1.57	¥ 130.17	¥ 66.79	¥ (139.13)
Effect of dilutive securities
Assumed exercise of dilutive stock options
Net income (loss) attributable to Toyota Motor Corporation per share, diluted	$ 1.57	¥ 130.16	¥ 66.79	¥ (139.13)